Income tax expense - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Income tax rate	25.00%	25.00%	25.00%
Hong Kong
Income tax expense
Income tax rate	16.50%	16.50%	16.50%
PRC
Income tax expense
Income tax rate	25.00%	25.00%	25.00%
Singapore
Income tax expense
Income tax rate	17.00%	17.00%	17.00%